UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period:08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                                                as of August 31, 2007 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 149.5%
Alabama 3.5%
Camden, AL, Industrial Development Board Revenue, AMT, Series B, 6.375%, 12/1/2024	1,000,000	1,069,340
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	5,500,000	5,932,575
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	8,990,911

		15,992,826
Arizona 1.7%
Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,601,720

California 18.6%
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.0%, 11/15/2042	2,000,000	1,981,840
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	4,000,000	3,626,480
Series A, 5.0%, 6/1/2038 (a)	2,500,000	2,526,225
Series B, 5.625%, 6/1/2038	7,080,000	7,690,650
Series 2003-A-1, 6.75%, 6/1/2039	11,730,000	13,479,882
California, State General Obligation:
4.5%, 10/1/2029	15,000,000	13,805,700
Series 2, 5.0%, 9/1/2019	4,385,000	4,575,572
5.0%, 12/1/2020	4,600,000	4,755,296
5.0%, 3/1/2022 (a)	3,500,000	3,629,535
5.0%, 6/1/2028	3,000,000	3,039,210
5.125%, 4/1/2024	4,400,000	4,541,108
5.25%, 12/1/2021	10,215,000	10,707,465
5.25%, 4/1/2030	110,000	113,936
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,653,575
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2021	5,000,000	5,328,350
Palmdale, CA, Water District Revenue, Certificates of Participation, 5.0%, 10/1/2034 (a)	2,000,000	2,023,700

		84,478,524
Colorado 4.7%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,115,590
Colorado, Hospital & Healthcare Revenue, Poudre Valley Health Facilities:
Series A, 5.5%, 12/1/2017 (a)	6,145,000	6,434,491
Series A, 6.0%, 12/1/2015 (a)	5,705,000	6,034,749
Series A, 6.0%, 12/1/2016 (a)	2,000,000	2,115,600
Colorado, Single Family Housing Revenue, AMT, Series B2, 7.25%, 10/1/2031	230,000	244,732
Denver, CO, Airport Revenue, AMT, Series A, 6.0%, 11/15/2014 (a)	5,000,000	5,290,150

		21,235,312
District of Columbia 8.3%
District of Columbia, Core City General Obligation, Series B, 5.5%, 6/1/2011 (a)	20,000,000	21,245,000
District of Columbia, ETM, Series A, Prerefunded, 5.5%, 6/1/2014 (a)	640,000	664,646
District of Columbia, General Obligation:
Prerefunded, Series A-2005, 5.25%, 6/1/2027 (a)	2,585,000	2,640,035
Series A-2005, 5.25%, 6/1/2027 (a)	8,245,000	8,392,421
District of Columbia, Howard University Revenue, Series A, 5.0%, 10/1/2023 (a)	2,810,000	2,908,406
District of Columbia, State General Obligation, Series A, 5.5%, 6/1/2014 (a)	1,860,000	1,927,127

		37,777,635
Florida 7.6%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 4.0%*, 12/1/2012, SunTrust Bank (b)	1,100,000	1,100,000
Dade County, FL, Airport Revenue, AMT, Series A, 5.75%, 10/1/2026 (a)	13,000,000	13,201,760
Dade County, FL, Special Assessment Revenue:
Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)	7,735,000	3,178,157
Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)	16,955,000	6,135,845
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	1,000,000	1,006,450
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,777,604
6.0%, 7/1/2014 (a)	1,000,000	1,067,630
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 4.0%*, 10/1/2041 (a)	1,000,000	1,000,000

5.75%, 12/1/2032	1,000,000	1,093,700
Palm Beach County, FL, School District Revenue Lease, Series A, Prerefunded, 5.75%, 8/1/2017 (a)	2,850,000	3,033,597
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2032	2,000,000	2,000,720

		34,595,463
Georgia 3.6%
Atlanta, GA, General Obligation, Series A, 5.0%, 12/1/2021 (a)	4,455,000	4,644,872
Atlanta, GA, Water & Wastewater Revenue, Water Utilities Improvements, 5.0%, 11/1/2024 (a)	4,000,000	4,107,560
Georgia, Main Street National Gas, Inc., Gas Project Revenue, Series A, 5.0%, 3/15/2022	7,340,000	7,527,023

		16,279,455
Hawaii 4.5%
Hawaii, Airport System Revenue, AMT, Series B, 6.5%, 7/1/2013 (a)	8,800,000	9,448,384
Hawaii, Electric Revenue, Department of Budget & Finance, AMT, Series D, 6.15%, 1/1/2020 (a)	2,195,000	2,271,737
Hawaii, Port Authority Revenue, AMT:
Series A, 6.0%, 7/1/2011 (a)	2,950,000	3,143,373
Series A, 6.0%, 7/1/2012 (a)	3,135,000	3,318,397
Hawaii, State General Obligation, Series CT, Prerefunded, 5.75%, 9/1/2014 (a)	2,310,000	2,422,636

		20,604,527
Idaho 0.0%
Idaho, Single Family Housing Revenue, AMT, Series C2, 6.9%, 7/1/2025	80,000	80,092
Illinois 8.4%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,423,900
Chicago, IL, Core City General Obligation:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)	2,085,000	2,232,993
Series A, Prerefunded, 6.125%, 1/1/2015 (a)	2,000,000	2,148,620
Series A, 6.125%, 1/1/2016 (a)	2,000,000	2,148,620
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)	1,000,000	1,070,980
Series A, 6.0%, 1/1/2017 (a)	1,000,000	1,070,980
Chicago, IL, Water Revenue, Series A, 5.0%, 11/1/2020 (a)	3,615,000	3,783,893
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	2,500,000	2,613,300
Illinois, Health Facilities Authority Revenue, Children's Memorial Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)	4,000,000	4,179,200
Illinois, Higher Education Revenue, DePaul University, Educational Facilities Authority:
Prerefunded, 5.625%, 10/1/2013 (a)	2,695,000	2,870,876
Prerefunded, 5.625%, 10/1/2015 (a)	1,710,000	1,821,595

Illinois, Sales & Special Tax Revenue, Metropolitan Pier & Exposition Authority:
Series A, ETM, 5.5%, 6/15/2017 (a)	1,955,000	2,174,566
Series A, 5.5%, 6/15/2017 (a)	1,555,000	1,723,686

		38,263,209
Indiana 1.2%
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, 5.5%, 11/1/2031	5,000,000	5,386,200
Kansas 0.7%
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	3,000,000	3,162,090
Kentucky 1.4%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.5%, 10/1/2020	790,000	860,318
Series A, 6.5%, 10/1/2020	1,210,000	1,266,120

Series A, Prerefunded, 6.625%, 10/1/2028	3,130,000	3,419,901
Series A, 6.625%, 10/1/2028	870,000	931,378

		6,477,717
Louisiana 0.5%
Louisiana, Electric Revenue, 5.75%, 1/1/2013 (a)	2,000,000	2,176,000
Maine 1.5%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	375,000	375,514
Maine, Transportation/Tolls Revenue, 5.0%, 7/1/2017 (a)	6,165,000	6,285,587

		6,661,101
Maryland 0.6%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,728,150
Massachusetts 3.6%
Massachusetts, Airport Revenue, AMT, Series B, 5.5%, 7/1/2009 (a)	8,000,000	8,242,480
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, AMT, Series A, 5.875%, 9/1/2023 (a)	5,000,000	5,057,350
Massachusetts, Port Authority Revenue, AMT, Series B, 5.5%, 7/1/2015 (a)	3,000,000	3,100,320

		16,400,150
Michigan 2.2%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,500,000	1,472,430
Michigan, Industrial Development Revenue:
5.5%, 6/1/2018 (a)	3,425,000	3,584,125
5.75%, 6/1/2016 (a)	4,640,000	4,885,642

		9,942,197
Minnesota 1.6%
Minneapolis & St. Paul, MN, Airport Revenue, AMT, Series B, 6.0%, 1/1/2012 (a)	4,395,000	4,622,705
Minneapolis & St. Paul, MN, Port Authority Revenue, AMT, Series B, 5.625%, 1/1/2015 (a)	2,500,000	2,575,625

		7,198,330
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	367,113
Nevada 1.9%
Nevada, State General Obligation, Capital Improvement and Cultural Affairs Project, Series A, 5.5%, 2/1/2014	2,575,000	2,663,915
Washoe County, NV, School District General Obligation, Prerefunded, 5.75%, 6/1/2014 (a)	5,450,000	5,690,508

		8,354,423
New Jersey 12.5%
New Jersey, Casino Reinvestment Development Authority, Hotel Room Fee Revenue, 5.0%, 1/1/2025 (a)	4,000,000	4,130,800
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,133,622
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	5,956,500
New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, AMT, Series A, 6.875%, 11/1/2034 (a)	10,775,000	10,899,451
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,405,544
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	2,025,000	2,168,188
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017	10,000,000	10,555,500

New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	7,000,000	6,067,950
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, Prerefunded, 5.75%, 5/1/2013 (a)	6,000,000	6,203,760
New Jersey, Transportation/Tolls Revenue, Garden State Parkway Project, Prerefunded, 5.6%, 1/1/2017 (a)	8,000,000	8,421,760

		56,943,075
New York 11.7%
Nassau County, NY, Hospital & Healthcare, 6.0%, 8/1/2015 (a)	3,390,000	3,597,027
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, Bronx-Lebanon Hospital Center, Series E, 5.2%, 2/15/2016	1,770,000	1,808,551
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,641,810
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, Jamaica Hospital, Series F, 5.2%, 2/15/2016	1,000,000	1,021,780
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022 (a)	10,000,000	10,481,300
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,500,000	5,851,395
New York, Transportation/Tolls Revenue:
Prerefunded, 5.625%, 4/1/2013 (a)	5,000,000	5,201,150
Prerefunded, 5.75%, 4/1/2014 (a)	2,000,000	2,084,280
New York, NY, General Obligation:
Series G, 5.0%, 12/1/2023	2,000,000	2,067,400
Series D, 5.0%, 11/1/2024	7,500,000	7,687,800
Series F, Prerefunded, 5.25%, 8/1/2015 (a)	50,000	50,824
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series D, 5.0%, 6/15/2037	5,000,000	5,091,650
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series B, Prerefunded, 6.125%, 11/15/2014	1,645,000	1,765,776
Series B, 6.125%, 11/15/2014	355,000	381,064
Series B, Prerefunded, 6.125%, 11/15/2015	3,000,000	3,218,670
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,308,585

		53,259,062
North Carolina 1.8%
Charlotte, NC, Airport Revenue, AMT:
Series B, 5.75%, 7/1/2013 (a)	2,480,000	2,572,653
Series B, 5.875%, 7/1/2014 (a)	1,140,000	1,185,075
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,020,810
Series B, 6.375%, 1/1/2013	3,000,000	3,162,030

		7,940,568
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,400,000	3,741,054
Ohio 1.3%
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	6,000,000	5,806,140
Oregon 2.4%
Oregon, State General Obligation Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2017 (a)	1,000,000	1,074,830
Oregon, State Revenue Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2018 (a)	1,000,000	1,074,830
Portland, OR, Special Assessment Revenue, Downtown Waterfront:
Series A, 5.625%, 6/15/2015 (a)	3,100,000	3,276,514
Series A, 5.75%, 6/15/2018 (a)	2,225,000	2,360,191

Series A, 5.75%, 6/15/2019 (a)	2,820,000	2,991,343

		10,777,708
Pennsylvania 1.7%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,732,064
Philadelphia, PA, Gas Works Revenue, Series A-1, 5.0%, 9/1/2029 (a)	5,000,000	5,081,150

		7,813,214
Puerto Rico 0.2%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2030	1,000,000	1,022,980
Rhode Island 0.9%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	4,000,000	4,086,960
South Carolina 2.7%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,520,970
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	4,825,000	5,612,440
Series C, 7.0%, 8/1/2030	595,000	690,569
Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,258,740
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	2,000,000	2,050,340

		12,133,059
South Dakota 0.3%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,500,000	1,508,475
Tennessee 4.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,011,020
Clarksville, TN, Public Building Authority Revenue, Tennessee Municipal Bond Fund, 3.96%*, 7/1/2034, Bank of America NA (b)	300,000	300,000
Memphis-Shelby County, TN, Airport Revenue, AMT, Series D, 6.25%, 3/1/2017 (a)	4,690,000	4,947,340
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
EMT, 6.5%, 9/1/2026	2,615,000	2,949,615
Prerefunded, 6.5%, 9/1/2026	4,385,000	4,946,105
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2019	7,000,000	7,264,110

		22,418,190
Texas 19.7%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
6.0%, 11/15/2013 (a)	3,190,000	3,346,916
6.0%, 11/15/2015 (a)	3,480,000	3,651,181
6.0%, 11/15/2016 (a)	3,625,000	3,803,314
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas Utilities Electric Co. Project, AMT, Series C, 5.75%, 5/1/2036	3,965,000	3,947,990
Carrollton, TX, Farmers Branch Independent School District, School Building, 4.75%, 2/15/2032	5,000,000	4,911,150
Dallas-Fort Worth, TX, Airport Revenue, International Airport, AMT, Series A, 5.875%, 11/1/2016 (a)	6,500,000	6,872,320
Granbury, TX, Independent School District, 5.0%, 8/1/2024	3,365,000	3,454,475
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	5,500,000	6,045,710
Houston, TX, Airport Revenue, People Mover Project, AMT, Series A, 5.5%, 7/15/2017 (a)	3,300,000	3,303,003
Houston, TX, Port Authority Revenue, Airport Revenue, AMT, Series A, 5.875%, 7/1/2014 (a)	3,960,000	4,156,258
Red River, TX, School District Revenue Lease, St. Mark's School Project, 6.0%, 8/15/2019	5,390,000	5,617,189
Socorro, TX, Independent School District, 5.0%, 8/15/2025	5,135,000	5,258,394

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2026	4,000,000	4,013,360
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	4,500,000	4,940,640
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	2,000,000	2,061,820
Texas, State General Obligation, College Student Loans, AMT, 5.0%, 8/1/2021	4,015,000	4,015,482
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015 (a)	14,605,000	14,974,506
Texas, White Settlement, Independent School District, 5.125%, 8/15/2026	5,035,000	5,184,640

		89,558,348
Virginia 0.2%
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	1,200,000	1,039,056
Washington 5.5%
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2013 (a)	7,355,000	8,037,765
Seattle, WA, Special Assessment Revenue, AMT:
Series B, 5.5%, 9/1/2011 (a)	1,085,000	1,137,145
Series B, 5.75%, 9/1/2013 (a)	1,045,000	1,092,432
Skagit County, WA, School District General Obligation, School District No. 1, Burlington Edison, 5.625%, 12/1/2014 (a)	1,570,000	1,669,507
Snohomish County, WA, Electric Revenue, Public Utility District No. 1, 5.375%, 12/1/2024 (a)	3,000,000	3,135,960
Washington, Electric Revenue, Energy Northwest Columbia Generating, Series B, 6.0%, 7/1/2018 (a)	3,000,000	3,263,190
Washington, Hospital & Healthcare Revenue, Group Health Coop of Puget Sound, 5.375%, 12/1/2017 (a)	1,500,000	1,571,730
Washington, State General Obligation, Series A, 5.5%, 7/1/2016	4,835,000	4,988,946

		24,896,675
West Virginia 4.5%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center:
Series A, 6.75%, 9/1/2022	2,355,000	2,534,098
6.75%, 9/1/2030	395,000	417,839
West Virginia, Hospital Finance Authority, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	9,645,000	10,558,092
Prerefunded, 6.75%, 9/1/2030	3,605,000	3,946,285
West Virginia, Water & Sewer Revenue, Water Development Authority, Series B, 5.25%, 11/1/2023 (a)	2,740,000	2,877,713

		20,334,027
Wisconsin 2.2%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	3,980,000	4,074,843
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	6,012,180

		10,087,023

Total Municipal Bonds and Notes (Cost $646,124,828)		679,127,848
Municipal Inverse Floating Rate Notes 23.1%
Arizona 2.6%
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2007-3, 5.625%, 5/1/2039 (c)	11,250,000	11,910,849
Trust: Arizona, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1509, AMT, 144A, 9.685%, 5/1/2039, Leverage Factor at purchase date: 4 to 1
California 6.8%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	10,000,000	10,284,200

Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 7.49%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
San Jose, CA, Redevelopment Agency Tax Allocation, Merged Area Redevelopment Project, Series C, 5.0%, 8/1/2025 (a) (c)	10,000,000	10,295,200
Trust: California, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1505, 144A, 7.22%, 8/1/2025, Leverage Factor at purchase date: 4 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (c)	10,000,000	10,426,550
Trust: California, State General Obligation, Series 1932, 144A, 7.49%, 6/1/2015, Leverage Factor at purchase date: 4 to 1

		31,005,950
Illinois 4.0%
Chicago, IL, General Obligation, Series A, 5.0%, 1/1/2024 (a) (c)	10,360,000	10,692,427
Trust: Chicago, IL, UBS Municipal (CRVS), Various States, 144A, 7.46%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Aurora, IL, Single Family Mortgage Revenue, Series C, 5.5%, 6/1/2045 (c)	7,000,000	7,356,650
Trust: Illinois, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1499, 144A, AMT, 9.1%, 6/1/2045, Leverage Factor at purchase date: 4 to 1

		18,049,077
Nevada 2.2%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031 (c)	10,000,000	9,997,200
Trust: Nevada, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1494, 144A, 8.19%, 7/1/2031, Leverage Factor at purchase date: 4 to 1
New York 5.4%
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (c)	5,425,000	5,601,291
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1971-1, 144A, 7.339%, 7/1/2027, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (c)	8,080,000	8,303,856
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1971-2, 144A, 7.34%, 7/1/2027, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (c)	10,000,000	10,419,600
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-3, 144A, 7.43%, 3/15/2015,Leverage Factor at purchase date: 4 to 1

		24,324,747
Texas 2.1%
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.141%**, 12/15/2017 (c)	10,000,000	9,718,300
Trust: Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, RITES-PA-1448, 144A, 3.992%, 12/15/2017, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $106,194,584)		105,006,123
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $752,319,412)	172.6	784,133,971
Other Assets and Liabilities, Net	(14.3)	(64,915,650)
Preferred Shares, at Redemption Value	(58.3)	(265,000,000)

Net Assets Applicable to Common Shareholders	100.0	454,218,321

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2007.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of August 31, 2007.

(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	14.6
	Financial Guaranty Insurance Company	11.0
	Financial Security Assurance, Inc.	14.8
	MBIA Corp.	9.7
(b)	Security incorporates a letter of credit from a major bank.
(c)	Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
CRVS: Custodial Residual and Variable Securities
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 17, 2007